AUDREY L. CHENG
Assistant Vice President, Counsel
Office: (949) 219-3202
Fax: (949) 219-3706
E-mail: Audrey.Cheng@PacificLife.com
September 17, 2012
Via Electronic Transmission
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pacific Life Funds (File Nos. 333-61366, 811-10385)
Dear Sir or Madam:
On behalf of Pacific Life Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 89 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended. This PEA is filed for purposes of adding the PL Currency Strategies Fund, PL Global Absolute Return Fund, PL Precious Metals Fund and the PL Alternative Strategies Fund.
Information that was not available at the time of the filing (e.g., other accounts managed, beneficial interest of Trustees and portfolio managers, if any, Trustee compensation, advisory fees paid, together with the financial information) and exhibits that are not yet finalized, will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, PEA No. 89 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.
If you have any questions or further comments regarding this matter, please contact me.
Sincerely,
/s/ Audrey L. Cheng
Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC Robin Yonis, Esq., Pacific Life Fund Advisors LLC Anthony H Zacharski, Esq., Dechert LLP (w/attachment)